Statement of Changes in Net Assets Available for Benefits - EBP 033	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 262,959,705
Interest and dividend income	11,476,495
Total investment income	274,436,200
Contributions:
Participant	56,824,035
Participant rollover	6,886,696
Employer	41,186,840
Total contributions	104,897,571
Interest income on notes receivable from participants	1,952,060
Total additions	381,285,831
DEDUCTIONS
Benefit payments	(203,981,532)
Other, net	(918,808)
Total deductions	(204,900,340)
Net increase in net assets available for benefits	176,385,491
Beginning of year	1,695,241,913
End of year	$ 1,871,627,404